Amounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amounts receivable
Trade receivables	$ 2,708	$ 1,777
Exploration tax credits	17	8,360
Sales taxes	834	889
Interest income receivable	148	20
Other	245
Total trade and other current receivables	$ 3,952	$ 11,046